Bank Loans and issuance of Debt Securities - Summary of Maturity of Long Term Debt Payable (Detail) $ in Thousands	Dec. 31, 2024 MXN ($)
Disclosure of detailed information about borrowings [Line Items]
Loans	$ 47,989,879
Less Than One Year [member]
Disclosure of detailed information about borrowings [Line Items]
Loans	13,982,903
Less Than Two Years [member]
Disclosure of detailed information about borrowings [Line Items]
Loans	9,248,833
Less Than Three Years [member]
Disclosure of detailed information about borrowings [Line Items]
Loans	6,982,868
Less Than Four Years [member]
Disclosure of detailed information about borrowings [Line Items]
Loans	3,000,000
Later than four years and not later than five years [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans	5,648,134
Later than five years and not later than six years [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans	$ 9,127,141